SCHEDULE 1 (CONDENSED BALANCE SHEETS) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 1,996,764	$ 1,568,261
Accounts receivable from related party		20,799
Total current assets	165,023,097	145,364,377
TOTAL ASSETS	186,981,714	168,637,530
LIABILITIES AND SHAREHOLDERS' EQUITY
TOTAL LIABILITIES	94,204,578	79,270,536
Shareholders' Equity
Share Capital	200,000	200,000
Additional paid-in capital	33,971,455	33,884,656
Statutory reserve	4,179,027	3,884,808
Retained earnings	38,311,527	36,224,467
Accumulated other comprehensive income	5,999,214	5,295,641
Treasury stock	(96,608)
TOTAL SHAREHOLDERS' EQUITY	82,564,615	79,489,572
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	186,981,714	168,637,530
Ossen Innovation Co., Ltd [Member]
Current Assets
Cash	46,368	616,654
Accounts receivable from related party	20,000,000	20,000,000
Total current assets	20,046,368	20,616,654
Long term investment in subsidiaries	46,523,676	43,238,081
TOTAL ASSETS	66,570,044	63,854,735
LIABILITIES AND SHAREHOLDERS' EQUITY
TOTAL LIABILITIES	0	0
Shareholders' Equity
Share Capital	50,000	50,000
Additional paid-in capital	20,735,955	20,735,955
Statutory reserve	0	0
Retained earnings	45,875,656	43,065,332
Accumulated other comprehensive income	5,042	3,448
Treasury stock	(96,609)	0
TOTAL SHAREHOLDERS' EQUITY	66,570,044	63,854,735
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 66,570,044	$ 63,854,735